INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended											24 Months Ended	36 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2015
Income tax
Effective tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Profit tax	$ 55,325	¥ 359,958	¥ 287,120	¥ 196,529
PRC
Income tax
Effective tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China Lodging Holdings (HK) Limited | Hong Kong
Income tax
Effective tax rate (as a percent)	16.50%	16.50%
Profit tax		¥ 0
Starway | Hong Kong
Income tax
Effective tax rate (as a percent)	16.50%	16.50%
IBIS China Investment Limited | Hong Kong
Income tax
Effective tax rate (as a percent)	16.50%	16.50%
ACL Greater China Limited | Hong Kong
Income tax
Effective tax rate (as a percent)	16.50%	16.50%
TAHM Investment Limited | Hong Kong
Income tax
Effective tax rate (as a percent)	16.50%	16.50%
City Home Investment Limited | Hong Kong
Income tax
Effective tax rate (as a percent)	16.50%	16.50%
Orange Hotel HongKong Limited | Hong Kong
Income tax
Effective tax rate (as a percent)	16.50%	16.50%
Huazhu Investment I Limited | Hong Kong
Income tax
Effective tax rate (as a percent)	16.50%	16.50%
Huazhu Investment II Limited | Hong Kong
Income tax
Effective tax rate (as a percent)	16.50%	16.50%
China Lodging Holdings Singapore Pte. Ltd. | Singapore
Income tax
Effective tax rate (as a percent)	17.00%	17.00%	17.00%	17.00%
Profit tax		¥ 0	¥ 0	¥ 0
Hanting Suzhou | PRC
Income tax
Effective tax rate (as a percent)	25.00%	25.00%										15.00%		12.50%
Income tax exemption period	2 years	2 years
Period of income tax rate reduction	3 years	3 years
Percentage of tax reduction	50.00%	50.00%
Jizhu Shanghai | PRC
Income tax
Effective tax rate (as a percent)													12.50%
Income tax exemption period	2 years	2 years
Period of income tax rate reduction	3 years	3 years
Percentage of tax reduction	50.00%	50.00%